Supplement to the
Fidelity® Short Duration High Income Fund
Class A, Class M, Class C, Class I, and Class Z
June 28, 2025
Summary Prospectus

Eric Mollenhauer no longer serves as Co-Portfolio Manager of the fund.
Kevin Nielsen no longer serves as Co-Portfolio Manager of the fund.
ASDH-SUSTK-0825-111 1.9881392.111	August 8, 2025
Supplement to the
Fidelity® Short Duration High Income Fund
June 28, 2025
Summary Prospectus

Eric Mollenhauer no longer serves as Co-Portfolio Manager of the fund.
Kevin Nielsen no longer serves as Co-Portfolio Manager of the fund.
SDH-SUSTK-0825-107 1.9886586.107	August 8, 2025